Investments in Associates and Joint Ventures - Summary of the investments in associates and joint ventures on a disaggregated basis (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	$ 1,610	$ 1,960	$ 1,676	$ 1,905
YPF EE [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	827	875	735
MEGA [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	166	182	133
Profertil [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	0	345	339
OLCLP [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	0	43	34
CT Barragan [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	242	230	250
Other Companies [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	67	81	47
Oldelval [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	98	63	55
Termap [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	20	20	15
OTAMERICA [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	35	38	25
CDS [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	29	31	26
YPF Gas [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	53	52	17
VMOS [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	$ 73	$ 0	$ 0